Organization and Nature of Business (Details) - territory	12 Months Ended
	Dec. 31, 2016	Jul. 20, 2016
Schedule of Equity Method Investments [Line Items]
Franchise agreement term	10 years
Renewed franchise agreement term	10 years
Number of territories under renewed franchise agreement		3
Number of territories with operations	20
Arcos Dorados Cooperatieve U.A. [Member]
Schedule of Equity Method Investments [Line Items]
Equity interest percentage	99.999%
Arcos Dorados B.V. [Member]
Schedule of Equity Method Investments [Line Items]
Equity interest percentage	100.00%